Nature of Business and Significant Accounting Policies - Schedule of Fixed Assets Estimated Life (Details)	12 Months Ended
Dec. 31, 2017
Software [Member]
Estimated useful lives	3 years
Office Equipment and Website Development Costs [Member]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Estimated useful lives	7 years